Supplementary Information to Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2023
Supplementary Information to Consolidated Statements of Cash Flows [Abstract]
Supplementary Information to Consolidated Statements of Cash Flows
30. SUPPLEMENTARY

INFORMATION TO

CONSOLIDATED STATEMENTS

OF
CASH FLOWS
For the

Year ended December 31
millions of dollars 2023 2022
Changes in non-cash working capital:

Inventory
$ (31) $ (214)

Receivables and other current assets
(1)

653 (636)

Accounts payable
(538)

423

Other current liabilities
(2)
(179)

193
Total non-cash working capital

$ (95) $ (234)
(1) Includes $ 162

million related to the January 2023 settlement of NMGC gas hedges (2022 – ($
162 ) million). Offsetting regulatory
liability is included in operating cash flow before working capital resulting in no impact to net cash provided by operating activities.
(2) Includes ($ 166 ) million related to the Nova Scotia Cap-and-Trade program (2022 – $ 172 million). For further detail, refer to note
6. Offsetting regulatory asset (FAM) balance is

included in operating cash flow before working capital resulting in no impact to net cash provided by operating activities.
For the

Year ended December 31
millions of dollars 2023 2022
Supplemental disclosure of cash paid:
Interest $

930 $

699
Income taxes $

43 $

67
Supplemental disclosure of non-cash activities:
Common share dividends reinvested $

271 $

237
Decrease in accrued capital expenditures $ (19) $ (13)
Reclassification of short-term debt to long-term debt $

657 $ -

Reclassification of long-term debt to short-term debt $ -

$

500
Supplemental disclosure of operating activities:
Net change in short-term regulatory assets and liabilities $

123 $ (157)